Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
SilverPepper Merger Arbitrage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SilverPepper Commodity Strategies Global Macro Fund

Advisor Class Shares (Ticker Symbol: SPCAX)

Institutional Class Shares (Ticker Symbol: SPCIX)

SilverPepper Merger Arbitrage Fund

Advisor Class Shares (Ticker Symbol: SPABX)

Institutional Class Shares (Ticker Symbol: SPAIX)

Each a series of Investment Managers Series Trust

Supplement dated November 15, 2021, to the

Prospectus dated November 1, 2021.

The “Average Annual Total Returns” table on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
Supplement Closing	imst_SupplementClosingTextBlock	Please file this Supplement with your records.
SilverPepper Merger Arbitrage Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	1.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.66%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.63%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[1]
SilverPepper Merger Arbitrage Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.35%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[1]
SilverPepper Merger Arbitrage Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.93%)
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns shown depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.